SCHEDULE OF MOVEMENT OF THE CRYPTO ASSET (Details) (Parenthetical)					1 Months Ended	2 Months Ended	12 Months Ended
		Nov. 30, 2023 shares	Dec. 20, 2022 USD ($) item	Feb. 16, 2022 USD ($) item	Jun. 30, 2022 USD ($)	Feb. 16, 2022 USD ($) item	Dec. 31, 2024 USD ($) item		Dec. 31, 2023 USD ($) item		Dec. 31, 2022 USD ($) item shares		Dec. 15, 2022 item	Oct. 19, 2021 USD ($)	Sep. 08, 2021 USD ($)
Indefinite-Lived Intangible Assets [Line Items]
Received crypto assets payments	[1]										$ 315,028
Book value	[2]						1,572,944		434,238
Total revenue	[3]						513,405		285,928		327,605
Sale of stock | shares		14,251,781
Disposal of crypto assets	[4]										998,902
Sale of asset											968,934
Cumulative effect of initially applying ASU							763,072
Loss on crypto asset							209,527
Impairment loss of intangible assets					$ 790,652	$ 784,788	5,864		303,276
Coins out of control				$ 5,815,420				[5],[6]		[5],[6]	$ (5,815,420)	[5],[6]
Finite-Lived Intangible Assets, Fair Value Disclosure			$ 5,000,000				293,510							$ 5,000,000	$ 5,000,000
[custom:GasCost]							$ 23,295
Filecoin [Member]
Indefinite-Lived Intangible Assets [Line Items]
Number of cryptocurrencies | item							628,882.88		247,811.36
Sale of stock | shares											1,000,000
Disposal of crypto assets											$ 998,902
Sale of asset											$ 968,934
Filecoin [Member] | Huangtong International Co Ltd [Member]
Indefinite-Lived Intangible Assets [Line Items]
Number of cryptocurrencies | item							274,709		79,780				78,709
Book value									$ 434,238
Filecoin [Member] | Huangtong International Co Ltd And HDP Capital Management Limited [Member]
Indefinite-Lived Intangible Assets [Line Items]
Number of cryptocurrencies | item							346,000
Book value							$ 1,572,944
Filecoin [Member] | Physical Mining Business [Member]
Indefinite-Lived Intangible Assets [Line Items]
Number of cryptocurrencies | item				7.86772699		7.86772699	98,111.37		64,340.29		115.49
Total revenue						$ 327,257	$ 513,405		$ 285,928		$ 348
Filecoin [Member] | Asset Purchase Agreement [Member] | Huangtong International Co Ltd [Member]
Indefinite-Lived Intangible Assets [Line Items]
Number of cryptocurrencies | item			104,646.5806				104,646.58		104,646.58
Received crypto assets payments			$ 315,028
Filecoin [Member] | Asset Purchase Agreement [Member] | Physical Mining Business [Member]
Indefinite-Lived Intangible Assets [Line Items]
Number of cryptocurrencies | item							204,173.88		64,455.78

[1]	The Company received 104646.5806 Filecoins with the book value of $315,028 from Huangtong International Co., Ltd., as an additional consideration for the Company’s shares on December 20, 2022. The company received these Filecoins on December 20, 2022, and recognized the book value based on the day’s closing trading price of the “Feixiaohao” platform, a cryptocurrency information platform that gathers data from major global cryptocurrency exchanges.
[2]	During 2024, about 346,000 Filecoins with the fair value of $1,572,944 were borrowed from Huangtong International Co., Ltd. and HDP Capital Management Limited, to meet the pledge needs for Filecoin mining business.
[3]	During 2024, the Company mined out 98,111.37 Filecoins from the Filecoin physical mining business, and the Company recognized a total revenue of $513,405 based on the lowest transaction price on the Coinbase platform on the day of receiving the Filecoin rewards.
[4]	During the year ended 2022, the Company sold 1,000,000 USD coins with the book value of $998,902 and get $968,934 into the Company’s bank account.
[5]	On February 16, 2022, the Wei Zhu incident resulted in the Company losing control of all the Bitcoins and USD Coins. We reclassified all the USD Coins out of control as the right to recover the crypto assets, as detailed in the following “(2) The right to recover the crypto assets”. As of February 16, 2022, the book value of the Bitcoins and USD Coins out of control was $5,815,420.
[6]	On February 16, 2022, the Wei Zhu incident resulted in the Company losing control of all the Bitcoins and USD Coins. We reclassified all the USD Coins out of control as the right to recover the crypto assets. The book value on February16, 2022 of the Bitcoins and USD Coins stored in the out-of-control wallet was $5,815,420, including 114.86129105 Bitcoins with the book value of $3,823,209 and 2,005,537.50 USD Coins with the book value of $1,992,211.